Financial Instruments and Financial Risk Management - Schedule of Contractual Maturities for Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contractual maturities by period
Total	$ 8,907.3	$ 11,938.9
Less than 1 year	2,867.8	3,709.1
1-3 years	1,523.3	3,178.7
4-5 years	934.5	1,625.9
After 5 years	3,581.7	3,425.2
Accounts payable and accrued liabilities
Contractual maturities by period
Total	1,324.9	1,488.2
Less than 1 year	1,324.9	1,488.2
1-3 years	0.0	0.0
4-5 years	0.0	0.0
After 5 years	0.0	0.0
Dividends payable
Contractual maturities by period
Total	22.3	22.0
Less than 1 year	22.3	22.0
1-3 years	0.0	0.0
4-5 years	0.0	0.0
After 5 years	0.0	0.0
Short-term debt
Contractual maturities by period
Total	460.0	1,209.9
Less than 1 year	460.0	1,209.9
1-3 years	0.0	0.0
4-5 years	0.0	0.0
After 5 years	0.0	0.0
Other current liabilities
Contractual maturities by period
Total	15.4	11.2
Less than 1 year	15.4	11.2
1-3 years	0.0	0.0
4-5 years	0.0	0.0
After 5 years	0.0	0.0
Other long-term liabilities
Contractual maturities by period
Total		2.0
Less than 1 year		0.0
1-3 years		2.0
4-5 years		0.0
After 5 years		0.0
Risk management contract liabilities
Contractual maturities by period
Total	291.8	302.3
Less than 1 year	124.8	89.3
1-3 years	34.1	113.3
4-5 years	13.2	33.3
After 5 years	119.7	66.4
Current portion of long-term debt
Contractual maturities by period
Total	920.4	888.5
Less than 1 year	920.4	888.5
1-3 years	0.0	0.0
4-5 years	0.0	0.0
After 5 years	0.0	0.0
Long-term debt
Contractual maturities by period
Total	5,872.5	8,014.8
Less than 1 year	0.0	0.0
1-3 years	1,489.2	3,063.4
4-5 years	921.3	1,592.6
After 5 years	$ 3,462.0	$ 3,358.8